Consolidated statements of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Consolidated statements of comprehensive income [Abstract]
Net income for the period	€ (463)	[1]	€ (1,605)	[2]	€ 3,323	[2]
Pensions and other-post employment plans: Remeasurement, before tax	(26)		101		134
Pensions and other-post employment plans: Income tax effect on remeasurements	(3)		20		21
Financial assets fair value through OCI: Net current-period change, before tax	(20)		(32)		(39)
Financial assets fair value through OCI: Income tax effect on net current-period change	(3)		(1)		(1)
Total of items that will not be reclassified to Income Statement	(40)		49		74
Currency translation differences: Net current period change, before tax	(579)		748		1,078
Currency translation differences: Income tax effect on net current-period change	0		(2)		5
Currency translation differences: Reclassification adjustment for (gain) loss realized	26		0		(36)
Currency translation differences: Reclassification adjustment for (gain) loss realized, in discontinued operations					(69)
Cash flow hedges: Net current-period change, before tax	29		(29)		(52)
Cash flow hedges: Income tax effect on net current-period change	2		10		(18)
Cash flow hedges: Reclassification adjustment for (gain) loss realized	19		(63)		14
Total of items that are or may be reclassified to Income Statement	(597)		774		1,129
Other comprehensive income for the period	(637)		823		1,203
Total comprehensive income for the period	(1,100)		(782)		4,527
Total comprehensive income (loss) attributable to: Shareholders of Koninklijke Philips N.V	(1,101)		(786)		4,520
Total comprehensive income (loss) attributable to: Non-controlling interests	€ 1		€ 4		€ 7

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.